Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) - CAD ($) $ in Thousands	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 106,824	$ 102,503	$ 98,433
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Subordinated notes payable	0	0	4,922
Subordinated notes payable [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 106,824	$ 102,503	$ 103,355